NB Crossroads Private Markets Fund VI Advisory LP (the “Partnership”) invests substantially all of its assets in NB Crossroads Private Markets Fund VI Holdings LP (the “Master Fund”). The percentage of the Master Fund’s partners’ equity owned by the Partnership at June 30, 2024, was 16.22%. The Partnership has included the Master Fund’s schedule of investments as of June 30, 2024, below. The Master Fund’s schedule of investments was also filed on Form NPORT-EX with the Securities and Exchange Commission on August 29, 2024.

NB Crossroads Private Markets Fund VI Holdings LP

Schedule of Investments

June 30, 2024 (Unaudited)

Investments / Co-investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value
Large-cap Buyout (27.22%)
BC Partners XI GD - I LP	Primary	07/2021-12/2023	Europe	$4,953,858	$6,054,585
Boom Co-Invest B, L.P.	Co-Investment	09/2021	North America	4,805,142	6,018,359
Clayton, Dubilier & Rice Fund XI, L.P.	Primary	09/2021-02/2024	North America	5,874,300	6,366,991
Green Equity Investors Offshore Fund IX, L.P.	Primary	08/2023-06/2024	North America	2,211,461	2,742,331
Hellman & Friedman Capital Partners X (Parallel), L.P.	Primary	11/2021-03/2024	North America	5,439,316	6,978,204
KKR Apple Co-Invest L.P.	Co-Investment	09/2021-11/2021	North America	5,166,941	6,456,320
KKR Leo Co-Invest L.P.	Co-Investment	06/2021	Asia	797,101	1,643,838
KKR Oculus Co-Invest L.P.	Co-Investment	11/2020	North America	2,100,178	3,213,519
KKR Redwood Co-Invest L.P.	Co-Investment	07/2020	North America	1,349,413	2,195,198
Magenta Blocker Aggregator LP	Co-Investment	07/2021	North America	1,866,895	2,259,166
NB RR Co-Invest LP	Co-Investment	10/2020-09/2023	North America	4,465,739	7,359,925
Project Metal Co-Invest Fund, L.P.	Co-Investment	10/2021	North America	5,703,705	3,168,610
Project Stream Co-Invest Fund, L.P.	Co-Investment	10/2021	North America	5,705,878	4,280,797
RealPage Parent, LP (F)	Co-Investment	04/2021	North America	4,100,000	6,050,379
RL Co-Investor Aggregator II L.P.	Co-Investment	03/2022-03/2023	North America	2,259,103	2,208,069
RL Co-Investor Aggregator L.P.	Co-Investment	05/2022-03/2023	North America	2,551,189	2,487,617
Silver Lake Partners VI, L.P.	Primary	01/2021-06/2024	North America	7,309,950	9,011,967
THL Fund Investors (Altar), L.P.	Co-Investment	02/2022	North America	3,510,600	5,702,003
Thoma Bravo XIV- A, L.P.	Primary	04/2021-02/2024	North America	6,694,242	8,736,060
TPG Asia VI Digs 1 L.P.	Co-Investment	11/2020	Asia	3,230,255	2,664,440
TPG Jedi CoInvest, L.P.	Co-Investment	07/2020	North America	1,814,016	2,928,204
				81,909,282	98,526,582
Small and Mid-cap Buyout (57.25%)
AAI FG Holdco L.P.	Co-Investment	09/2020	Europe	2,802,532	5,340,015
Advent Global Technology Fund II-C Limited Partnership	Primary	02/2022-03/2024	North America	4,980,000	6,153,220
AFC Acquisitions, Inc. (F)	Co-Investment	04/2021-06/2024	North America	4,416,955	8,079,853
Austin Co-Investment, L.P.2	Co-Investment	03/2021	North America	529,052	8,048,358
BC Partners Galileo (1) L.P.	Secondary	07/2021	Europe	5,543,257	8,679,262
Breakaway Co-Investment Holdings LP	Co-Investment	10/2021	North America	-	-
Charlesbank Equity Fund X, L.P.	Primary	09/2021-04/2024	North America	7,775,007	9,688,608
CIMI Holdings L.P.	Co-Investment	09/2020	North America	1,700,000	4,114,794
Compass Syndication L.P.	Co-Investment	10/2021	North America	1,110,652	1,291,777
Crosspoint Capital Fund I, LP	Primary	04/2021-10/2023	North America	11,113,964	15,155,958
EMK Capital Partners II LP	Primary	09/2021-06/2024	Europe	6,422,812	8,065,665
Ethos Capital Investments A LP	Primary	10/2021-09/2023	North America	4,704,465	8,019,811
Evidence Co-Invest LP	Co-Investment	12/2020	North America	3,924,065	4,252,423
Goldeneye Holdings Parent, LP (F)	Co-Investment	07/2021	North America	1,800,000	2,340,000
Greenbriar Equity Fund V, L.P.	Primary	08/2021-02/2024	North America	11,741,084	13,604,560
Highline PPC FT Holdings LLC (G)	Co-Investment	11/2020	North America	2,690,000	4,652,590
Horizon Co-Investment, L.P.	Co-Investment	06/2022	North America	3,204,397	3,840,000
Itelyum Co-Investment LP	Co-Investment	09/2021	Europe	5,512,630	9,571,362
JLL MedeAnalytics Co-Invest, L.P.	Co-Investment	11/2020-11/2023	North America	1,013,897	1,041,023
Madison Dearborn Capital Partners VIII-C, L.P.	Primary	04/2021-04/2024	North America	984,981	1,150,896
New Mountain Partners VI, L.P.	Primary	03/2021-03/2024	North America	5,800,539	7,898,162
Nordic Capital X Alpha, L.P.	Primary	05/2021-11/2023	Europe	8,405,667	11,037,284
Oakley Capital IV Co-Investment (B) SCSp	Co-Investment	02/2021	Europe	2,451,704	1,170,311
Oakley Capital IV Co-Investment (C) SCSp	Co-Investment	09/2021	Europe	592,534	259,692
Oakley Capital V-B2 SCSp	Primary	05/2022-05/2024	Europe	2,564,276	3,182,819
Patriot SPV, L.P.	Secondary	03/2021	North America	-	143,214
PPC III-A LP	Primary	03/2021-03/2024	North America	11,647,645	13,951,440
Prime Acquisitions Holdco, LP	Co-Investment	08/2021-08/2023	North America	6,299,438	6,827,971
Riverside Fund V CF-B, L.P.	Secondary	03/2021-02/2024	North America	3,071,585	3,527,531
SPH Acquisitions, Inc. (F)	Co-Investment	12/2020-08/2023	North America	1,328,341	1,654,587
Summit Partners Co-Invest (Lions), L.P.	Co-Investment	10/2020-09/2022	North America	2,711,810	3,989,143
Tailwind TPRC Investor, LP	Co-Investment	01/2021-03/2021	North America	1,823,835	2,218,862
THL HT Parallel SPV, L.P.	Secondary	12/2020-12/2023	North America	4,217,862	8,234,656
Thoma Bravo Discover Fund III-A, L.P.	Primary	06/2021-12/2023	North America	7,904,444	10,045,031
Thomas H. Lee Parallel Fund IX L.P.	Primary	01/2022-01/2024	North America	6,852,116	7,099,572
VSC Precision Medical LLC (F)(G)	Co-Investment	11/2020-11/2022	North America	1,954,918	2,947,162
				149,596,464	207,277,612

NB Crossroads Private Markets Fund VI Holdings LP

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Investments / Co-investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value
Special Situations (6.52%)
CB Starfish TopCo, L.P.	Co-Investment	08/2021	North America	419,553	900,000
Centerbridge Capital Partners IV, L.P.	Primary	12/2021-09/2023	North America	9,917,356	14,800,000
NS KMS Investment LLC (G)	Co-Investment	11/2020-06/2024	North America	3,773,667	1,123,194
Rothwell Ventures Ultimate Feeder I (Cayman) L.P.	Secondary	09/2021-10/2022	North America	3,270,198	6,770,965
				17,380,774	23,594,159
Venture Capital (10.50%)
ACME Fund IV, LP	Primary	12/2021-05/2024	North America	2,979,525	2,691,610
Blackstone Growth L.P.	Primary	01/2021-04/2024	North America	6,407,494	5,704,642
Blackstone Growth Mario Co-Invest L.P.	Co-Investment	12/2020-07/2023	North America	1,964,578	3,514,634
Dragoneer Opportunities Offshore Feeder V, L.P.	Primary	01/2021-12/2022	North America	4,836,392	3,989,176
FV Ace Grades Partners, L.P.	Co-Investment	07/2020	Asia	1,569,414	753,739
GGV Capital Fund VIII L.P.	Primary	04/2021-06/2024	North America	4,480,000	4,751,683
GGV Capital Fund VIII Plus L.P.	Primary	06/2021-05/2024	North America	888,000	935,975
Meritech Capital Partners VII L.P.	Primary	11/2020-05/2024	North America	4,187,500	4,514,775
Meritech Capital SPV I L.P.	Co-Investment	05/2021	North America	3,000,000	2,388,630
Summit Partners Co-Invest (Optmo), SCSp	Co-Investment	10/2021	Europe	1,811,897	1,802,238
Summit Partners Venture Capital Fund V-B, L.P.	Primary	05/2021-05/2024	North America	3,328,761	3,507,694
THL Automation Fund Investors (4K), L.P.	Co-Investment	03/2021-09/2022	North America	2,507,857	3,473,950
				37,961,418	38,028,746

Short Term Investments	Cost	Fair Value
Money Market Fund (2.46%)
Morgan Stanley Institutional Liquidity Fund Government Portfolio (H)	8,897,535	8,897,535
	8,897,535	8,897,535

Total Investments (cost $295,745,473) (103.95%)		376,324,634
Other Assets & Liabilities (Net) (-3.95%)		(14,288,036)
Partners' Capital - Net Assets (100.00%)		$362,036,598

(A)	Non-income producing securities, which are restricted as to public resale and illiquid.
(B)	Total cost of illiquid and restricted securities at June 30, 2024 aggregated $286,847,938. Total fair value of illiquid and restricted securities at June 30, 2024 was $367,427,099 or 101.49% of net assets.
(C)	Acquisition Dates cover from original investment date to the last acquisition date and is required disclosure for restricted securities only.
(D)	All percentages are calculated as fair value divided by the Master Fund's Partners' Capital - Net Assets.
(E)	Geographic Region is based on where a Portfolio Fund is headquartered and may be different from where the Portfolio Fund invests.
(F)	The fair value of the investment was determined using a significant unobservable input.
(G)	This investment is made through the Master Fund's wholly owned subsidiary, NB CPMF VI B LLC.

Valuation of Investments

NB Crossroads Fund VI Holdings LP (the “Master Fund”) computes its net asset value (“NAV”) as of the last business day of each fiscal quarter and at such other times as deemed appropriate by the Neuberger Berman Investment Advisers LLC (“Registered Investment Adviser”) and the NB Alternatives Advisers LLC (“Sub-Adviser”) in accordance with valuation principles set forth below, or as may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board of Managers of the Company (the “Board”).

The Board has approved the Procedures pursuant to which the Master Fund values its investments. In accordance with Rule 2a-5 under the Investment Company Act, the Board has designated NBIA as its Valuation Designee (the “Valuation Designee”). The Valuation Designee, with assistance from NBAA, is responsible for determining fair value in good faith for the Fund’s investments without readily available market quotations, subject to oversight by the Board.

It is expected that most of the Underlying Investments in which the Master Fund invests will meet the criteria set forth under the Financial Accounting Standards Board (“FASB”) ASC Topic 820, Fair Value Measurement (“ASC 820”) permitting the use of the practical expedient to determine the fair value of the Underlying Investments. ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate NAV per share or equivalent, an investor may determine fair value by using the NAV reported to the investor by the underlying investment. To the extent ASC 820 is applicable to an investment, the Sub-Adviser generally will value the Master Fund’s investment based primarily upon the value reported to the Master Fund by the Portfolio Fund or the lead investor of a Co-Investment as of each quarter-end, determined by the Underlying Investment in accordance with its own valuation policies.

FASB ASC 820-10, “Fair Value Measurements” establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820 provides three levels of the fair value hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Master Fund has the ability to access;

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Master Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Most Portfolio Funds are structured as closed-end, commitment-based private investment funds to which the Master Fund commits a specified amount of capital upon inception of the Portfolio Fund (i.e., committed capital) which is then drawn down over a specified period of the Portfolio Fund's life. Such Portfolio Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Master Fund generally holds interests in Portfolio Funds for which there is no active market, although, in some situations, a transaction may occur in the "secondary market" where an investor purchases a limited partner’s existing interest and remaining commitment.

Assumptions used by the Sub-Adviser due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Fund’s results of operations and financial condition.

The following table presents the investments carried on the Statement of Assets, Liabilities and Partners’ Capital – Net Assets by level within the valuation hierarchy as of June 30, 2024.

	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets:
Large-cap Buyout	$-	$-	$6,050,379	$92,476,203	$98,526,582
Small and Mid-cap Buyout	-	-	15,021,602	192,256,010	207,277,612
Special Situations	-	-	-	23,594,159	23,594,159
Venture Capital	-	-	-	38,028,746	38,028,746
Money Market Fund	8,897,535	-	-	-	8,897,535
Total	$8,897,535	$-	$21,071,981	$346,355,118	$376,324,634

Significant Unobservable Inputs

As of June 30, 2024, the Master Fund had investments valued at $376,324,634. The fair value of investments valued at $346,355,118 in the Master Fund's Schedule of Investments have been valued at the unadjusted NAV reported by the managers of the investments.

The classification of an investment within Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement. The following table summarizes the valuation methodologies and inputs used for investments categorized in Level 3 as of June 30, 2024.

			Unobservable Inputs
Investments	Fair Value 06/30/24	Valuation Methodologies	Variable	Value/Range	Weighted Average[1]
Large-cap Buyout	$6,050,379	Market Comparables	LTM EBITDA, NTM EBITDA	23.0x 20.0x	N/A

Small and Mid-cap Buyout	12,681,602	Market Comparables	LTM EBITDA	12.6 - 17.2x	13.9x

Small and Mid-cap Buyout	2,340,000	Market Comparables	LTM Revenue, NTM Revenue	11.5x 9.5x	N/A

Total	$21,071,981

1 Inputs weighted based on fair value of investments in range.

During the period ended June 30, 2024, purchases of and sales from Level 3 investments were as follows:

Purchases	Sales
$250,773	$-

During the period ended June 30, 2024 unrealized depreciation and realized gains from Level 3 investments were $619,332 and $0, respectively.

The Master Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers into or out of Level 3 during period ended June 30, 2024.

The estimated remaining life of the Master Fund’s Portfolio Funds as of June 30, 2024 is one to ten years, with the possibility of extensions by each of the Underlying Investments.